Bank credit lines, loan facilities and notes - Schedule of Long-term Debt Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	May 08, 2024	Jul. 01, 2021
Debt Instrument [Line Items]
Total debt	$ 3,439,010	$ 3,446,450
Less current portion of debt	(29,762)	(29,762)
Total long-term debt	3,409,248	3,416,688
Less debt issuance costs and debt discount	(18,810)	(20,290)
Total long-term debt, net	$ 3,390,438	$ 3,396,398
Senior Secured Term Loan | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	6.299%	6.329%		1.00%
Total debt	$ 939,010	$ 946,450
Senior Secured Notes | Senior Secured Notes (the "2026 Notes")
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	2.875%	2.875%
Total debt	$ 500,000	$ 500,000
Senior Secured Notes | Senior Secured Notes (the "2027 Notes")*
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	5.809%	5.809%	5.809%
Total debt	$ 750,000	$ 750,000
Senior Secured Notes | Senior Secured Notes (the "2029 Notes")*
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	5.849%	5.849%	5.849%
Total debt	$ 750,000	$ 750,000
Senior Secured Notes | Senior Secured Notes (the "2034 Notes")*
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	6.00%	6.00%	6.00%
Total debt	$ 500,000	$ 500,000